9. Business Segments (Details 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues:	$ 3,498,301	$ 3,050,002	$ 6,551,855	$ 5,888,041
Gross profit:	26,172	123,623	(138,979)	227,189
Depreciation and amortization:	110,014	99,537	217,384	192,503
Antimony [Member]
Revenues:	2,525,097	2,421,903	4,699,906	4,686,136
Gross profit:	191,146	246,991	264,978	528,237
Depreciation and amortization:	57,553	50,039	115,106	96,866
Precious Metals [Member]
Revenues:	205,771	157,841	385,909	339,040
Zeolite [Member]
Revenues:	767,433	470,258	1,466,040	862,865
Gross profit:	97,774	(2,513)	144,671	(4,892)
Depreciation and amortization:	$ 52,461	$ 49,498	$ 102,278	$ 95,637